Business Combination (Tables)	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
Summary of the Elements of the Business Combination to the Condensed Statements
The number of shares of common stock issued immediately following the consummation of the Business Combination:

Shares
Common Stock of DCRB	20,483,179
DCRB Founders	5,643,125

Total DCRB	26,126,304
Conversion of Ascent options (Post-Cashless Exercise)	6,871,667
Conversion of convertible notes	5,022,052
PIPE shares	35,500,000

Reverse recapitalization transaction	73,520,023
Legacy Hyzon Shares after conversion (1)	173,474,186
Total shares of Common Stock immediately after Business Combination	246,994,209

(1)
The number of Legacy Hyzon shares was determined from the 97,897,396 shares of Legacy Hyzon common stock outstanding immediately prior to the closing of the Business Combination converted at the Exchange Ratio of 1.772. All fractional shares were rounded down.

The following table reconciles the elements of the Business Combination to the Consolidated Statements of Cash Flows for the year ended December 31, 2021 (in thousands):

Recapitalization
Cash – DCRB trust and cash, net of redemptions and liabilities recorded by DCRB of $13.5 million	$191,181
Cash – PIPE Financing, net of transaction costs of $14.2 million	340,797
Less: transaction costs allocated to equity	(19,042)

Effect of Business Combination, net of redemption and transaction costs	$512,936

The following table reconciles the
elements
of the Business Combination to the Consolidated Statements of Changes in Stockholders’ Equity for the year ended December 31, 2021 (in thousands):

Recapitalization
Cash – DCRB trust and cash, net of redemptions and liabilities recorded by DCRB of $13.5 million	$191,181
Cash – PIPE Financing, net of transaction costs of $14.2 million	340,797
Conversion of convertible notes into common stock	50,198
Recognize earnout liability	(188,373)
Recognize Private Placement Warrants liability	(19,395)
Recapitalization of Legacy Hyzon common shares	83
Less: transaction costs allocated to equity	(19,857)

Effect of Business Combination, net of redemption and transaction costs	$354,634